EARNINGS PER SHARE - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income attributable to shareholders of Tricon from continuing operations	$ 773,835	$ 455,085
Adjustment for preferred units interest expense - net of tax	18,410	0
Fair value gain on derivative financial instruments and other liabilities	(175,848)	0
Adjusted net income attributable to shareholders of Tricon from continuing operations	616,397	455,085
Net income (loss) attributable to shareholders of Tricon from discontinued operations	35,106	(9,830)
Adjusted net income attributable to shareholders of Tricon	$ 651,503	$ 445,255
Weighted average number of common shares outstanding (in shares)	274,483,264	219,834,130	[1]
Adjustments for stock compensation (in shares)	1,790,235	2,284,607
Adjustments for preferred units (in shares)	34,826,994	0
Weighted average number of common shares outstanding for diluted earnings per shares (in shares)	311,100,493	222,118,737	[1]
Diluted earnings per share
Continuing operations (in dollars per share)	$ 1.98	$ 2.05	[1]
Discontinued operations (in dollars per share)	0.11	(0.05)	[1]
Diluted earnings per share (in dollars per share)	$ 2.09	$ 2.00	[1]

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.